Shareholders’ Equity (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 11, 2024	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Shareholders’ Equity [Line Items]
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares divided	1,000,000
Common stock, par value (in Dollars per share)		$ 4			$ 0.2405
Common stock shares issued		1,275,000			2,500,100
Common stock share outstanding					2,500,100
Common stock vote	one
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares divided	479,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.2405
Common stock shares issued	146,741,306		2,500,100
Common stock share outstanding	146,741,306		2,500,100
Common Class B [Member]
Shareholders’ Equity [Line Items]
Shares divided	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock shares issued
Common stock share outstanding
Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)	$ 50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock shares issued	146,741,306
Common stock share outstanding	146,741,306